Acquisition of Argonaut Gold, Inc. (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of Net Assets Acquired

Purchase price:
Fair value of 20.4 million Class A Common Shares issued by the Company (Note 18) (i)			$360.1
Fair value of 13.8% interest previously held in Argonaut (ii)			58.9
			$419.0

Net assets acquired:	Preliminary	Provisional Adjustments	Preliminary
Cash and cash equivalents	$6.7	$—	$6.7
Receivables and other assets	6.2	—	6.2
Inventories	38.6		38.6
Mineral properties (Note 9)	307.3		307.3
Plant and equipment (Note 9)(iii)	683.2		683.2
Deferred tax asset	61.2		61.2
Accrued liabilities and other liabilities	(88.7)	—	(88.7)
Debt (iv)(v)	(301.6)	1.9	(299.7)
Other long term liabilities	(2.7)	(1.9)	(4.6)
Derivative hedge liabilities (Note 12) (vi)	(226.0)	—	(226.0)
Lease liabilities	(47.2)		(47.2)
Decommissioning liability	(18.0)	—	(18.0)
	$419.0	$—	$419.0
(i) The fair value of the Class A Common Shares ("Common Shares") issued was determined using the Company's share price of C$24.02 and foreign exchange ratio of USD/CAD: 1.3616 at the close of transaction on July 12, 2024 (Note 18).
(ii) On July 12, 2024, the fair value of the 13.8% equity investment in Argonaut was bifurcated between the purchase price for the outstanding common shares of Argonaut and the cost base of the 19.99% equity investment in Florida Canyon Gold, based on the exchange ratio. The fair value on July 12, 2024 was determined using Argonaut's closing share price on July 12, 2024 of C$0.51; and foreign exchange ratio of USD/CAD: 1.3616.
(iii) Included in plant and equipment is $47.2 million of ROU assets (Note 9).
(iv) Debt is comprised of a term loan and revolving credit facility of $218.0 million, convertible debentures of $57.5 million, and an obligation related to gold prepayment of $24.2 million.
(v) During the third quarter, the Company repaid the term loan, revolving credit facility and accrued interest, the convertible debentures, the obligation related to gold prepayment, and certain other financial liabilities, totaling $308.3 million of cash payments.
(vi) The Company inherited Argonaut’s hedge book which included gold forward purchase contracts totaling 329,417 ounces between 2024 and 2027. The average forward prices on the contracts ranged between $1,821 and $1,860 per ounce. On July 15, 2024, the Company entered into a gold prepayment agreement ("gold prepayment"), in exchange for settlement of 179,417 ounces of the 2024 and 2025 forward sales contracts acquired from Argonaut (Note 12).
he allocation of the purchase price to the net assets acquired are as follows:

Purchase price:
Fair value of total shares issued (Note 18)	$13.3
Fair value of 27.5% interest in Orford prior to acquisition	5.0
125,852 replacement warrants issued	0.8
93,958 replacement options issued	0.6
Transaction costs	1.0
Total consideration	$20.7

Net assets acquired
Cash and cash equivalents	$1.2
Mineral property, plant and equipment	21.1
Other assets	0.2
Accrued liabilities and other liabilities	(1.8)
$20.7